Commitments and Contingent Liabilities - Additional Information (Detail) $ in Thousands, ₪ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 04, 2021 USD ($)	Oct. 03, 2020 Plaintiff	Jun. 30, 2020 Defendant	Jul. 31, 2019 Company	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 ILS (₪)	Sep. 30, 2021 USD ($)	Jul. 23, 2020 USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent expenses						$ 1,684	$ 1,951	$ 1,875
Aggregate contingent liability to the authority						14,072	13,805
Royalty payments to the authority						0	0	$ 0
Settlements and loss contingencies (1)						$ 202,036	457,674
Number of companies against class action | Company				30
Percentage of basic rebate amount calculated for non-innovator multiple source drugs from average manufacturer price						13.00%
Collective Bargaining Arrangements [Member]
Commitments And Contingent Liabilities [Line Items]
Employees Committee Agreement term						Dec. 31, 2023
Employees Committee Agreement renewal term						1 year
Zantac/Ranitidine Multi-District Litigation [Member]
Commitments And Contingent Liabilities [Line Items]
Number of defendants | Defendant			100
Number of plaintiffs | Plaintiff		20
Deferred Prosecution Agreement [Member]
Commitments And Contingent Liabilities [Line Items]
Penalty payable to dismiss information												$ 205,700
Settlements and loss contingencies (1)											$ 213,300
Litigation settlement amount	$ 67,600					$ 67,600
Litigation settlement subject to reduction amount	$ 8,000
Provision for antitrust matters					$ 60,000	$ 200,000	$ 140,000
Israel Tax Authority
Commitments And Contingent Liabilities [Line Items]
Total tax liability arising from assessment									$ 12,300	₪ 38.5
Israel Tax Authority | Federal Tax [Member] | Earliest Tax Year [Member]
Commitments And Contingent Liabilities [Line Items]
Year under examination						2018
Israel Tax Authority | Federal Tax [Member] | Latest Tax Year [Member]
Commitments And Contingent Liabilities [Line Items]
Year under examination						2020
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel						3.00%
Percent of the weighted-average of the average manufacturer prices						175.00%
Percentage of rebate amount calculated for innovator drugs from average manufacturer price						23.10%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel						3.50%
ASU 2016-02 [Member]
Commitments And Contingent Liabilities [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date						Apr. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted						true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect						true